Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated January 2, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2026
On June 26, 2025, the Fund’s Board of Trustees approved the addition of MidOcean Credit Fund Management, L.P. (MidOcean) to manage a portion of the Fund’s assets, previously expected to be effective in the fourth quarter of 2025. The effective date for MidOcean’s appointment as a subadviser to the Fund is now expected to occur in the first quarter of 2026 (Revised Effective Date). As a result, from and after the Revised Effective Date, MidOcean will assume day-to-day management of a portion of the Fund’s portfolio and all references in the Prospectus and Summary Prospectus to MidOcean’s appointment and related changes to principal investment strategies, portfolio managers, and subadviser sleeve are hereby revised to reflect the Revised Effective Date and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund’s Prospectus and under the heading "Principal Investment Strategies" in the Summary Prospectus is hereby revised as follows:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife), MidOcean Credit Fund Management, L.P. (MidOcean) and TCW Investment Management Company LLC (TCW). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The rest of the section remains the same.

Multi-Manager Alternative Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated January 2, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2026
On June 26, 2025, the Fund’s Board of Trustees approved the addition of MidOcean Credit Fund Management, L.P. (MidOcean) to manage a portion of the Fund’s assets, previously expected to be effective in the fourth quarter of 2025. The effective date for MidOcean’s appointment as a subadviser to the Fund is now expected to occur in the first quarter of 2026 (Revised Effective Date). As a result, from and after the Revised Effective Date, MidOcean will assume day-to-day management of a portion of the Fund’s portfolio and all references in the Prospectus and Summary Prospectus to MidOcean’s appointment and related changes to principal investment strategies, portfolio managers, and subadviser sleeve are hereby revised to reflect the Revised Effective Date and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund’s Prospectus and under the heading "Principal Investment Strategies" in the Summary Prospectus is hereby revised as follows:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife), MidOcean Credit Fund Management, L.P. (MidOcean) and TCW Investment Management Company LLC (TCW). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The rest of the section remains the same.